Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Vessel Operating Expenses	The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
Vessels’ Operating Expenses	2018	2019	2020
Crew wages and related costs	36,628,082	30,874,618	32,073,496
Insurance	2,068,485	2,162,523	1,889,041
Repairs and maintenance	7,359,816	5,677,033	6,590,006
Spares and consumable stores	8,907,211	7,783,902	7,990,022
Miscellaneous expenses	5,471,184	3,088,018	4,752,656

Total	60,434,778	49,586,094	53,295,221